Loans and Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, period increase (decrease)	$ 87,000	$ 76,000